Concentration and risks	12 Months Ended
Dec. 31, 2018
Concentration and risks
Concentration and risks

3. Concentration and risks

Concentration of Business Partners

The Group generates the majority of revenues through a limited number of Business Partners. For the years ended December 31, 2016, 2017 and 2018, the Group generated the 70.2%,  65.1% and 39.5% of its total revenues through cooperation with five Business Partners, among which 55.8%,  46.2% and 18.4% of total revenues were generated through cooperation with Qunar, which is a large mobile and online travel platform in China. The partnerships with these Business Partners are not on an exclusive basis, and the contract durations are short. If these Business Partners change their policies, terminate their partnership or do not renew their cooperation agreements with the Group, the business and result of operations of the Group may be materially and adversely affected.

Concentration of Funding Partners

The Group have historically relied on Jimu Group for most of that funding. Jimu Box, Jimu Group's online peer-to-peer lending platform, which was considered as one of the Group's related party, was the funding source for 99% of the outstanding loans facilitated through the Group's platform as of December 31, 2016, 81% of the outstanding loans as of December 31, 2017, and 62% of the outstanding loans as of December 31, 2018. If Jimu Group is unable to meet the Group's demand for funding, and without further diversification of the Group's financial partners, the Group may be unable to obtain the funding that the Group need. If adequate funds are not available to meet the demand for loans, the Group may not be able to attract new business partners or further develop our relationship with existing business partners, which may cause the Group to lose market share or experience slower-than-expected growth and harm the business, financial condition and results of operations.

Credit risks

The Group’s credit risk primarily arises from financing receivables derived from the point-of-sale installment loans and personal installment loans. The Group records provision for credit losses based on its estimated probable losses against its financing receivables. Apart from the financing receivables, financial instruments that potentially expose the Group to significant concentration of credit risk primarily included in the financial statement line items of cash and cash equivalents, restricted time deposits, accounts receivable, accrued interest receivable, prepaid expenses and other current assets, financial guarantee, and amounts due from related parties. The Group holds its cash and cash equivalents, restricted time deposits at reputable financial institutions in the PRC and at international financial institutions with high ratings from internationally recognized rating agencies. Financing receivables, accrued interest receivable, accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. Receivables due from customers are typically unsecured in the PRC and the credit risk with respect to which is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group provides a financial guarantee to the financial partner who fund the loans. As of December 31, 2018, the maximum potential future payment that the Group could be required to make would be RMB606.3 million (US$88.2 million). The unsecured loan was issued to a third party with the outstanding loan principal and related interests of RMB138,089  (US$20,084) as of December 31, 2018. The maximum exposure of such loan receivable to credit risk is the asset's carrying amounts as of the balance sheet dates. This unsecured loan was fully repaid as of May  31, 2019 (Note 25), which indicates the credit risk was reduced. The amounts due from related parties of RMB475,426 as of December 31, 2018. The maximum exposure of such amounts due from related parties to credit risk is the asset’s carrying amounts as of balance sheet dates. The balance of the amounts due from Jimu Group denominated in RMB with the amount of RMB294.9 million (US$42.9 million), which was attributable to the cash advances made to Jimu Group outside of the ordinary course of business, as of December 31, 2018 was settled by the purchase price of RMB230 million related to the acquisition of Ganzhou Jimu Micro Finance Co., Ltd in March, 2019 and prepayment of guarantee deposit under the New Arrangement as of May, 2019. In addition, the balance of the amounts due from Jimu Group denominated in U.S. dollars with the amount of RMB146.6 million (US$21.4 million)  as of December 31, 2018 has the maximum exposure of credit risk is the asset’s carrying amounts as of balance sheet dates. The balance of due from Jimu Group would be offset against consulting service payable and asset management fees collected upon Jimu Group’s failure to fully and timely repay the principal and interest due under the loan within 60 days after maturity. (Note 25)

Foreign currency exchange rate risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only through authorized financial institutions at exchange rates set by the People’s  Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documents in order to effect the remittances.

Business risk

If the cooperation between Shenzhen Minheng and Jimu Box (Jimu Group’s online peer‑to‑peer lending platform) is terminated, the Group may be adversely affected. In July 2017, the Department of Market Supervision of the Ministry of Commerce issued a Notice on the Work of Controlling and Preventing Risks of Commercial Factoring. The notice requires the local departments of the Ministry of Commerce to focus on certain abnormal operating activities, including situations where a commercial factoring company seeks financing through online lending intermediaries on a relatively large scale, and especially where the online lending intermediary is operated by a related party of the commercial factoring company. Although the notice does not explicitly prohibit financing through online lending intermediaries and the Group has not received any notice or penalties from the relevant governmental authorities, the Group cannot be certain that Shenzhen Minheng will not be penalized or required to terminate its cooperation with Jimu Box immediately, which would be materially and adversely affected the business.